JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 100.4%
Argentina — 0.2%
MercadoLibre, Inc.*	4	5,006

Brazil — 4.6%
Atacadao SA*	1,044	4,466
B3 SA - Brasil Bolsa Balcao	955	11,672
Banco Bradesco SA (Preference)	2,612	11,164
Equatorial Energia SA	482	2,357
Gerdau SA (Preference)	2,017	6,739
Hapvida Participacoes e Investimentos SA(a)	242	3,015
Itau Unibanco Holding SA (Preference)	3,381	17,434
Itausa SA (Preference)	2,955	6,044
Localiza Rent a Car SA*	682	6,651
Lojas Renner SA*	877	6,903
Petroleo Brasileiro SA (Preference)	3,940	16,821
Raia Drogasil SA	270	6,453
Telefonica Brasil SA (Preference)	329	3,343
TIM Participacoes SA, ADR*	472	7,047
Vale SA, ADR*	1,782	20,743

		130,852

Chile — 0.3%
Banco Santander Chile, ADR(b)	184	3,153
Cencosud SA	1,464	2,551
Cia Cervecerias Unidas SA, ADR	120	1,792

		7,496

China — 42.3%
51job, Inc., ADR*	74	4,991
Aier Eye Hospital Group Co. Ltd., Class A	530	3,440
Alibaba Group Holding Ltd., ADR*	911	228,657
Alibaba Health Information Technology Ltd.*	1,144	3,167
ANTA Sports Products Ltd.	300	2,848
Baidu, Inc., ADR*	121	14,474
Bank of China Ltd., Class H	36,148	12,038
Baoshan Iron & Steel Co. Ltd., Class A	10,012	7,050
BeiGene Ltd., ADR*(b)	14	2,845
Beijing Enterprises Holdings Ltd.	591	2,066
Bilibili, Inc., ADR*(b)	172	7,480
BOE Technology Group Co. Ltd., Class A	11,019	7,364
CGN Power Co. Ltd., Class H(a)	21,514	4,527
China Conch Venture Holdings Ltd.	1,537	6,612
China Construction Bank Corp., Class H	54,459	39,708
China CYTS Tours Holding Co. Ltd., Class A	1,777	2,726
China Gas Holdings Ltd.	2,807	8,442
China Lesso Group Holdings Ltd.	3,099	5,996
China Life Insurance Co. Ltd., Class H	6,266	14,374
China Merchants Bank Co. Ltd., Class H	4,239	19,783
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,736	4,235
China Mobile Ltd.	3,292	22,468
China Molybdenum Co. Ltd., Class H	12,375	5,026
China Oilfield Services Ltd., Class H	5,790	4,518
China Overseas Land & Investment Ltd.	3,781	11,520
China Pacific Insurance Group Co. Ltd., Class H	2,175	6,301
China Petroleum & Chemical Corp., Class H	10,964	4,671
China Resources Land Ltd.	2,624	10,937
China Shenhua Energy Co. Ltd., Class H	4,610	7,633
China State Construction Engineering Corp. Ltd., Class A	7,824	5,630
China State Construction International Holdings Ltd.	5,610	3,320
China Unicom Hong Kong Ltd.	8,586	4,776
China Vanke Co. Ltd., Class H	2,361	7,443
China Yangtze Power Co. Ltd., Class A	2,639	6,935
CNOOC Ltd.	14,676	15,491
Country Garden Holdings Co. Ltd.	4,612	5,923
Country Garden Services Holdings Co. Ltd.	1,397	8,429
CSPC Pharmaceutical Group Ltd.	4,966	10,458
Dongfeng Motor Group Co. Ltd., Class H	8,186	5,860
ENN Energy Holdings Ltd.	687	8,322
Fosun International Ltd.	2,719	3,100
GDS Holdings Ltd., ADR*(b)	74	5,935
Geely Automobile Holdings Ltd.	3,655	7,667
Hangzhou Robam Appliances Co. Ltd., Class A	1,298	7,115
Hangzhou Tigermed Consulting Co. Ltd., Class H*(a)	78	1,004
Industrial & Commercial Bank of China Ltd., Class H	32,166	18,847
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	733	3,839
Innovent Biologics, Inc.*(a)	1,674	10,281
iQIYI, Inc., ADR*(b)	129	2,720
JD.com, Inc., ADR*	501	31,954
Jiangsu Hengrui Medicine Co. Ltd., Class A	658	8,886
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	414	8,002
Jointown Pharmaceutical Group Co. Ltd., Class A*	1,255	3,362
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	236	2,372
Kingdee International Software Group Co. Ltd.*	3,455	9,556
Kingsoft Corp. Ltd.	1,331	6,782
Kunlun Energy Co. Ltd.	6,148	5,151

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
China — continued
Kweichow Moutai Co. Ltd., Class A	32	7,774
Laobaixing Pharmacy Chain JSC, Class A*	469	6,977
Longfor Group Holdings Ltd.(a)(b)	2,109	10,423
Luxshare Precision Industry Co. Ltd., Class A	542	4,566
Meituan Dianping, Class B*(a)	1,600	39,589
Midea Group Co. Ltd., Class A	460	4,719
Momo, Inc., ADR	155	2,856
NARI Technology Co. Ltd., Class A	2,318	7,057
NetEase, Inc., ADR	53	24,475
New Oriental Education & Technology Group, Inc., ADR*	119	16,675
PICC Property & Casualty Co. Ltd., Class H	7,800	6,164
Pinduoduo, Inc., ADR*	63	5,808
Ping An Bank Co. Ltd., Class A	3,872	7,384
Ping An Insurance Group Co. of China Ltd., Class H	3,664	38,660
Poly Developments and Holdings Group Co. Ltd., Class A	2,947	6,567
Postal Savings Bank of China Co. Ltd., Class H(a)	13,969	7,696
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	161	8,013
Shenzhou International Group Holdings Ltd.	756	9,035
Silergy Corp.	97	5,819
Sinopharm Group Co. Ltd., Class H	1,369	3,262
Sunny Optical Technology Group Co. Ltd.	697	13,097
Suofeiya Home Collection Co. Ltd., Class A	2,934	9,637
Tencent Holdings Ltd.	2,814	193,042
Trip.com Group Ltd., ADR*	157	4,273
Vipshop Holdings Ltd., ADR*	343	7,819
Weifu High-Technology Group Co. Ltd., Class A	882	2,781
WuXi AppTec Co. Ltd., Class H(a)	451	6,798
Wuxi Biologics Cayman, Inc.*(a)	815	16,814
Xiaomi Corp., Class B*(a)	3,263	6,256
Yum China Holdings, Inc.	269	13,768
Zai Lab Ltd., ADR*	59	4,498
Zhejiang Chint Electrics Co. Ltd., Class A	1,275	5,780
Zhejiang Expressway Co. Ltd., Class H	3,608	2,683
Zhengzhou Yutong Bus Co. Ltd., Class A	1,522	2,969

		1,208,791

Colombia — 0.2%
Ecopetrol SA, ADR(b)	466	5,421

Czech Republic — 0.2%
Komercni banka A/S*	134	3,115
Moneta Money Bank A/S(a)	1,248	2,842

		5,957

Greece — 0.1%
OPAP SA	470	4,257

Hong Kong — 0.4%
Hutchison China MediTech Ltd., ADR*(b)	131	3,539
Sino Biopharmaceutical Ltd.	2,444	3,192
Techtronic Industries Co. Ltd.	502	5,251

		11,982

Hungary — 0.4%
OTP Bank Nyrt.*	271	9,689
Richter Gedeon Nyrt.	114	2,635

		12,324

India — 9.0%
Ashok Leyland Ltd.	4,335	2,810
Axis Bank Ltd.*	1,659	9,544
Britannia Industries Ltd.	60	3,056
Container Corp. of India Ltd.	574	3,455
Dr Reddy’s Laboratories Ltd., ADR	80	4,870
Eicher Motors Ltd.	13	3,446
HCL Technologies Ltd.	534	5,016
HDFC Bank Ltd., ADR*	130	6,061
Hindalco Industries Ltd.	1,607	3,515
Hindustan Unilever Ltd.	507	14,946
Housing Development Finance Corp. Ltd.	1,044	24,837
IndusInd Bank Ltd.	357	2,480
Infosys Ltd., ADR	2,271	29,177
ITC Ltd.	3,424	8,878
Kotak Mahindra Bank Ltd.*	297	5,418
Larsen & Toubro Ltd.	558	6,803
Maruti Suzuki India Ltd.	151	12,624
NTPC Ltd.	4,818	5,592
Oil & Natural Gas Corp. Ltd.	3,959	4,140
Petronet LNG Ltd.	1,275	4,219
Power Grid Corp. of India Ltd.	3,367	8,013
Reliance Industries Ltd.	1,448	40,056
Reliance Industries Ltd.	95	1,487
Shriram Transport Finance Co. Ltd.	374	3,447
Tata Consultancy Services Ltd.	655	19,887
UltraTech Cement Ltd.	177	9,714
United Spirits Ltd.*	896	6,955
UPL Ltd.*	1,086	6,930

		257,376

Indonesia — 1.5%
Astra International Tbk. PT	15,003	5,285
Bank Central Asia Tbk. PT	8,120	17,393
Bank Rakyat Indonesia Persero Tbk. PT	45,962	9,984
Telekomunikasi Indonesia Persero Tbk. PT	52,467	10,943

		43,605

Malaysia — 0.8%
CIMB Group Holdings Bhd.	3,867	3,282
Petronas Chemicals Group Bhd.	4,046	5,920
Public Bank Bhd.	2,031	8,153
Tenaga Nasional Bhd.	2,233	6,026

		23,381

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Mexico — 2.1%
America Movil SAB de CV, Series L	17,650	11,143
Fomento Economico Mexicano SAB de CV, ADR	144	8,832
Grupo Aeroportuario del Pacifico SAB de CV, Class B	570	3,841
Grupo Aeroportuario del Sureste SAB de CV, Class B*(b)	431	4,315
Grupo Financiero Banorte SAB de CV, Class O*	2,418	8,660
Grupo Mexico SAB de CV, Series B	2,861	7,246
Kimberly-Clark de Mexico SAB de CV, Class A	3,599	5,916
Wal-Mart de Mexico SAB de CV	4,484	10,553

		60,506

Peru — 0.3%
Credicorp Ltd.	69	8,777

Philippines — 0.4%
Ayala Corp.	256	3,797
Ayala Land, Inc.	5,993	4,064
International Container Terminal Services, Inc.	1,518	2,979

		10,840

Poland — 0.5%
CD Projekt SA*	89	9,578
Dino Polska SA*(a)	101	5,601

		15,179

Qatar — 0.3%
Qatar National Bank QPSC	1,974	9,830

Russia — 3.5%
Alrosa PJSC	6,634	6,119
Gazprom PJSC, ADR	1,800	8,700
LUKOIL PJSC, ADR	285	19,344
Magnitogorsk Iron & Steel Works PJSC	6,817	3,681
MMC Norilsk Nickel PJSC, ADR	157	4,088
Moscow Exchange MICEX-RTS PJSC	4,603	8,277
Moscow Exchange MICEX-RTS PJSC	56	101
Novolipetsk Steel PJSC	1,481	2,944
Sberbank of Russia PJSC, ADR*	1,800	21,455
Severstal PAO, GDR(a)	584	7,115
Tatneft PJSC, ADR	233	10,430
X5 Retail Group NV, GDR(a)	238	8,933

		101,187

Saudi Arabia — 2.2%
Al Rajhi Bank	1,028	16,153
Alinma Bank*	1,630	6,340
Almarai Co. JSC	384	5,490
Bupa Arabia for Cooperative Insurance Co.*	112	3,541
Mouwasat Medical Services Co.	173	5,053
National Commercial Bank	831	8,035
Saudi Basic Industries Corp.	393	9,299
Saudi Telecom Co.	232	6,034
Savola Group (The)	319	3,942

		63,887

Singapore — 0.1%
BOC Aviation Ltd.(a)	350	2,027

South Africa — 3.5%
Absa Group Ltd.	1,114	5,162
Bid Corp. Ltd.	433	7,150
Bidvest Group Ltd. (The)	822	6,345
Capitec Bank Holdings Ltd.	119	6,150
Clicks Group Ltd.	506	6,759
FirstRand Ltd.(b)	4,341	9,886
Impala Platinum Holdings Ltd.	534	4,768
Mr Price Group Ltd.	592	4,381
MTN Group Ltd.	1,353	4,733
Naspers Ltd., Class N	157	28,538
Pick n Pay Stores Ltd.	1,041	2,743
Shoprite Holdings Ltd.	332	2,025
SPAR Group Ltd. (The)	628	6,046
Vodacom Group Ltd.	652	4,897

		99,583

South Korea — 12.1%
BGF retail Co. Ltd.	18	1,852
Celltrion, Inc.*	21	5,208
Hana Financial Group, Inc.	367	9,097
Hanon Systems	417	3,494
Hyundai Glovis Co. Ltd.	32	3,011
Hyundai Mobis Co. Ltd.	64	11,153
Hyundai Motor Co.	94	9,997
Kia Motors Corp.	338	11,489
KIWOOM Securities Co. Ltd.	41	3,346
KT&G Corp.	125	8,503
LG Chem Ltd.	42	19,978
LG Household & Health Care Ltd.	10	11,496
Lotte Chemical Corp.	36	5,036
Mando Corp.	144	3,353
NAVER Corp.	82	20,794
NCSoft Corp.	17	11,503
POSCO	73	11,819
Samsung Electronics Co. Ltd.	2,693	131,599
Samsung SDI Co. Ltd.	23	7,609
Shinhan Financial Group Co. Ltd.	377	9,468
SK Holdings Co. Ltd.	23	4,236
SK Hynix, Inc.	336	23,550
SK Innovation Co. Ltd.	63	6,711
SK Telecom Co. Ltd.	29	5,403
S-Oil Corp.	105	5,383

		345,088

Taiwan — 12.6%
Accton Technology Corp.	486	3,807
Advantech Co. Ltd.	844	8,878
ASE Technology Holding Co. Ltd.	3,582	9,177
Catcher Technology Co. Ltd.	1,094	8,078
Chailease Holding Co. Ltd.	2,274	9,518
Delta Electronics, Inc.	2,416	16,514
E.Sun Financial Holding Co. Ltd.	12,804	11,848
Formosa Chemicals & Fibre Corp.	1,440	3,313
Formosa Petrochemical Corp.	2,450	6,829

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Taiwan — continued
Formosa Plastics Corp.	2,424	6,492
Fubon Financial Holding Co. Ltd.	7,328	10,436
Global Unichip Corp.	369	3,668
Globalwafers Co. Ltd.	403	5,769
Hiwin Technologies Corp.	847	8,933
Hon Hai Precision Industry Co. Ltd.	3,338	8,921
Inventec Corp.	3,152	2,685
Largan Precision Co. Ltd.	96	12,527
MediaTek, Inc.	500	11,939
Nanya Technology Corp.	1,857	3,843
Quanta Computer, Inc.*	1,676	4,683
Taiwan Semiconductor Manufacturing Co. Ltd.	606	8,819
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,137	168,554
Uni-President Enterprises Corp.	4,604	11,237
Vanguard International Semiconductor Corp.	2,190	7,098
Yuanta Financial Holding Co. Ltd.	11,911	7,328

		360,894

Tanzania, United Republic of — 0.3%
AngloGold Ashanti Ltd., ADR	248	7,994

Thailand — 1.3%
Kasikornbank PCL	1,762	4,618
Minor International PCL*	5,674	3,323
PTT Exploration & Production PCL	2,331	6,831
PTT PCL	5,371	6,477
Siam Cement PCL (The) (Registered)	869	10,664
Thai Oil PCL	3,309	4,476

		36,389

Turkey — 1.0%
BIM Birlesik Magazalar A/S	842	8,601
Eregli Demir ve Celik Fabrikalari TAS	3,714	4,057
Ford Otomotiv Sanayi A/S	290	3,437
KOC Holding A/S	1,331	3,084
Tupras Turkiye Petrol Rafinerileri A/S*	325	3,857
Turkcell Iletisim Hizmetleri A/S	2,353	4,994

		28,030

United Arab Emirates — 0.1%
Emaar Properties PJSC*	4,361	3,084

United Kingdom — 0.1%
Mondi plc	108	1,963

TOTAL COMMON STOCKS (Cost $2,655,623)		2,871,706

SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(c)(d) (Cost $20,818)	20,801	20,818

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(c)(d)	6,998	7,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d)	3,373	3,373

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $10,373)		10,373

TOTAL SHORT-TERM INVESTMENTS (Cost $31,191)		31,191

Total Investments — 101.5% (Cost $2,686,814)		2,902,897
Liabilities in Excess of Other Assets — (1.5)%		(43,727)

Net Assets — 100.0%		2,859,170

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet & Direct Marketing Retail	12.1%
Banks	11.9
Semiconductors & Semiconductor Equipment	8.6
Interactive Media & Services	8.0
Oil, Gas & Consumable Fuels	6.2
Technology Hardware, Storage & Peripherals	5.6
Metals & Mining	3.5
Food & Staples Retailing	2.8
Insurance	2.7
Electronic Equipment, Instruments & Components	2.4
Real Estate Management & Development	2.2
Wireless Telecommunication Services	2.1
IT Services	2.1
Automobiles	2.1
Chemicals	2.0
Entertainment	1.9
Pharmaceuticals	1.2
Beverages	1.1
Food Products	1.0
Others (each less than 1.0%)	19.5
Short-Term Investments	1.0

Abbreviations

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
RTS	Russian Trading System
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $10,165,000.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Emerging Markets Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$5,006	$—	$—	$5,006
Brazil	130,852	—	—	130,852
Chile	7,496	—	—	7,496
China	380,232	828,559	—	1,208,791
Colombia	5,421	—	—	5,421
Czech Republic	—	5,957	—	5,957
Greece	—	4,257	—	4,257
Hong Kong	3,539	8,443	—	11,982
Hungary	—	12,324	—	12,324
India	41,595	215,781	—	257,376
Indonesia	—	43,605	—	43,605
Malaysia	—	23,381	—	23,381
Mexico	60,506	—	—	60,506
Peru	8,777	—	—	8,777
Philippines	—	10,840	—	10,840
Poland	—	15,179	—	15,179
Qatar	—	9,830	—	9,830
Russia	52,906	48,281	—	101,187
Saudi Arabia	—	63,887	—	63,887
Singapore	—	2,027	—	2,027
South Africa	7,640	91,943	—	99,583
South Korea	—	345,088	—	345,088
Taiwan	168,554	192,340	—	360,894
Tanzania, United Republic of	7,994	—	—	7,994
Thailand	14,630	21,759	—	36,389
Turkey	4,057	23,973	—	28,030
United Arab Emirates	—	3,084	—	3,084
United Kingdom	—	1,963	—	1,963

Total Common Stocks	899,205	1,972,501	—	2,871,706

Short-Term Investments
Investment Companies	20,818	—	—	20,818
Investment of cash collateral from securities loaned	10,373	—	—	10,373

Total Short-Term Investments	31,191	—	—	31,191

Total Investments in Securities	$930,396	$1,972,501	$—	$2,902,897

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$22,226	$983,444	$984,877	$29	$(4)	$20,818	20,801	$429	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	—	261,000	253,992	(8)	— (c)	7,000	6,998	106	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	2,216	234,444	233,287	—	—	3,373	3,373	30	—

Total	$24,442	$1,478,888	$1,472,156	$21	$(4)	$31,191		$565	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2020.
(c)	Amount rounds to less than one thousand.